Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2017
Minimum
Summary of Significant Accounting Policies [Line Items]
Duration of product sales projects	3 months
Maximum
Summary of Significant Accounting Policies [Line Items]
Duration of product sales projects	24 months